Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax
Summary of deferred tax asset and liability

	2021	2020
	$’000	$'000

Deferred income tax assets	11,064	13,443
Deferred income tax liabilities	(118,210)	(177,184)
Net deferred tax liabilities	(107,146)	(163,741)

Summary of deferred tax asset and liability offset

	2021	2020
	$’000	$'000
Deferred income tax assets
Property, plant and equipment	1,678	2,117
Intangible assets	(6,231)	(8,486)
Provisions	13,064	13,665
Tax losses	240	3,203
Other	2,313	2,944
Total	11,064	13,443

	2021	2020
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment	(145,888)	(155,198)
Intangible assets	(110,843)	(183,401)
Provisions	36,397	52,478
Unrealized derivative income	(48,077)	(58,461)
Timing differences on loans	33,192	32,407
Unrealized foreign exchange	21,010	25,948
Tax losses	3,450	9,150
Unutilized capital allowances	89,157	97,220
Other	3,392	2,673
Total	(118,210)	(177,184)

Summary of deferred tax reconciliation

		Provisions/			Unrealized
	Property,	share‑based			exchange
	plant and	payments	Intangible	Loans and	differences
	equipment	obligation	assets	derivatives	/tax losses	Total
Net deferred income tax	$'000	$'000	$'000	$'000	$'000	$'000

At January 1, 2019	(106,538)	43,389	(129,777)	(2,150)	187,640	(7,436)
Tax (charge)/income	(2,692)	(12,375)	5,719	(9,547)	8,681	(10,214)
Effects of movement in exchange rates	3,170	(1,735)	2,337	—	(1,059)	2,713
At December 31, 2019	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)

At January 1, 2020	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)
Additions through business combinations (note 31)	(3,378)	2,182	(103,638)	—	6,165	(98,669)
Tax (charge)/income	(46,364)	35,089	11,030	(16,444)	(58,033)	(74,722)
Effects of movement in exchange rates	2,721	(407)	22,442	2,087	(2,256)	24,587
At December 31, 2020	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)

At January 1, 2021	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)
Additions through business combinations (note 31)	(4,220)	—	(24,266)	—	—	(28,486)
Tax (charge)/income	2,078	(11,922)	85,254	9,295	(10,989)	73,716
Effects of movement in exchange rates	11,014	(4,759)	13,806	1,874	(10,570)	11,365
At December 31, 2021	(144,209)	49,462	(117,093)	(14,885)	119,579	(107,146)